Fair Value Measurement - Assets and liabilities measured at fair value on a nonrecurring basis (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Fair Value Measurement
Equity securities without readily determinable fair value	¥ 140,959,000		¥ 51,176,000	¥ 44,621,000
Impairment of intangible assets	10,460,000	$ 1,496	0	0
Impairment loss on goodwill	¥ 126,344,000	$ 18,067	¥ 0	¥ 0